Significant equity transactions, mergers and acquisitions and investments - STO Express (Details) - STO Express - CNY (¥) ¥ in Millions	1 Months Ended		6 Months Ended
	Sep. 30, 2020	Jul. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Investment
Equity interest (as a percent)		14.70%
Cash consideration		¥ 4,700
Unrealized gains (losses) relating to this call option agreement			¥ (485)	¥ 247
Call Option One
Investment
Cash consideration	¥ 3,300
Percentage of equity interest the Company may elect to acquire	21.00%	31.30%
Total consideration	¥ 6,700	¥ 10,000
Ownership of investee upon completion of transaction (as a percent)	25.00%		25.00%